SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENT
Summary of Share-based payment plan (Equity-settled)

In the year ended December 31, 2024, the following share-based payments Program was established:

Program	Conditions for vesting
Invest Partners

Grant January 30, 2024.

The incentive program is conditioned on service time (service condition) and performance goals (performance conditions). Of the total actions of the program, 60% are related to service time for the period of 5 years and the actions are granted annually. The rest, equivalent to 40% of the program, are related to performance goals being necessary to achieve specific metrics that can vary between 0% and 110% (to calculate the fair value was considered the achievement of 100%). Shares are locked up for one year. The 2024 grant refers only to the portion granted annually, which is linked to service conditions, (vesting period of 12 months).

Invest Cosan 2024

Grant: July 31, 2024,

The incentive program is conditioned to service conditions and performance conditions. Of the total actions of the program, 50% are related to length of service for a period of 3 years. The remainder, equivalent to 50% of the program, are related to performance goals, requiring the achievement of specific metrics that can vary from 0% to 150%.

Invest Program 2024 – Rumo

Grant: August 22, 2024.

Option programs, without lock-up, with delivery of the shares at the end of the three-year vesting period, subject to i) part of the options being conditional on maintaining the employment relationship (service condition) and ii) part on achieving each of the metrics that make up the performance targets (performance conditions), with the amount of performance options granted varying between 0% and 200% depending on performance.

Phantom shares – Compass

Grant: August 1, 2024.

Phantom share plan providing for the grant of stock appreciation rights (“SARs”). SARs offer the opportunity to receive a cash payment equal to the fair market value of Compass common stock.

SOP 2024 Moove Program

Granted on November 20, 2024.

The incentive program is conditional on length of service (service condition) and linked to the occurrence of a liquidity event defined in the program (performance conditions). The options granted to participants may only be exercised after they become vested options, and the maximum term for exercising the Options will be six (6) years from the date of grant.

Summary of share-based payment arrangements of share options
Award Type / Award Date	Company	Life expectancy (months)	Grants under plans	Exercised / Canceled / Transferred	Available	Fair value as of grant date - R$
Share grant program
07/31/2019	Cosan S.A.	60	229,020	(229,020)	—	13.44
07/31/2020	Cosan S.A.	60	68,972	(29,720)	39,252	20.93
07/31/2021 - Invest I	Cosan S.A.	36	424,839	(424,839)	—	24.38
09/10/2021 - Invest II	Cosan S.A.	48	5,283,275	(5,283,275)	—	22.24
10/11/2021 - Invest III	Cosan S.A.	60	806,752	(552,900)	253,852	23.20
07/31/2022 - Invest I	Cosan S.A.	36	846,506	(301,499)	545,007	18.74
11/22/2022 - Invest Partners	Cosan S.A.	60	377,173	(20,936)	356,237	17.14
01/30/2023 - Invest Partners	Cosan S.A.	36	12,472,325	(7,864,867)	4,607,458	15.26
07/31/2023 - Invest Cosan I - Regular	Cosan S.A.	36	1,047,845	(409,020)	638,825	17.53
12/01/2023 - Invest Cosan III - Associates	Cosan S.A.	60	546,734	(70,697)	476,037	17.68
01/30/2024 - Invest Partners	Cosan S.A.	12	2,322,324	(2,322,324)	—	18.18
07/31/2024 - Invest Cosan 2024	Cosan S.A.	36	1,428,479	—	1,428,479	13.54
			25,854,244	(17,509,097)	8,345,147
07/01/2023 - Program SOP A	Moove	72	699,276	(699,276)	—	142.62
07/01/2023 - Program SOP B	Moove	72	279,710	(279,710)	—	88.32
07/01/2023 - Program SOP C	Moove	72	223,768	(223,768)	—	76.54
07/01/2023 - Program SOP D	Moove	72	139,855	(139,855)	—	71.45
11/20/2024 - Program SOP 2024	Moove	72	610,940	—	610,940	50.05
			1,953,549	(1,342,609)	610,940
08/15/2019	Rumo S.A.	60	843,152	(843,152)	—	22.17
11/11/2020	Rumo S.A.	60	776,142	(404,206)	371,936	20.01
05/05/2021	Rumo S.A.	60	1,481,000	(1,377,718)	103,282	20.84
09/15/2021	Rumo S.A.	36	1,560,393	(1,560,393)	—	18.19
09/01/2022	Rumo S.A.	36	1,781,640	(290,869)	1,490,771	20.36
09/06/2023	Rumo S.A.	36	1,724,867	(201,544)	1,523,323	21.86
08/22/2024	Rumo S.A.	36	2,433,432	(61,015)	2,372,417	23.37
			10,600,626	(4,738,897)	5,861,729
Share-based compensation plan (settled in cash)
07/31/2019 - Invest I	Moove	60	132,670	(132,670)	—	50.79
07/31/2020 - Invest II	Moove	60	106,952	(18,341)	88,611	61.89
07/31/2021 - Invest III	Moove	36	80,729	(80,729)	—	102.73
07/31/2022 - Invest IV	Moove	36	77,967	(6,114)	71,853	135.05
07/31/2023 - Invest V	Moove	36	82,204	(1,856)	80,348	150.98
07/31/2024 - Invest VI	Moove	36	61,732	—	61,732	234.43
08/01/2022	Compass	36	950,994	(128,164)	822,830	25.59
08/01/2022	Edge Comercialização	36	31,409	(25,531)	5,878	25.59
08/01/2022	TRSP	36	35,604	(5,120)	30,484	25.59
08/01/2023	Compass	36	275,746	(38,408)	237,338	34.12
08/01/2023	Edge Comercialização	36	27,006	(16,740)	10,266	34.12
08/01/2023	TRSP	36	26,246	—	26,246	34.12
08/01/2024	Compass	36	277,262	—	277,262	42.21
08/01/2024	Edge Comercialização	36	97,535	(18,906)	78,629	42.21
08/01/2024	TRSP	36	2,867	—	2,867	42.21
11/01/2024	Compass	33	12,751	—	12,751	42.21
			2,279,674	(472,579)	1,807,095
Total			40,688,093	(24,063,182)	16,624,911

Summary of reconciliation of outstanding share grants

The change in outstanding share options is as follows:

Consolidated
Balance as of January 1, 2023	17,876,508
Granted	16,868,466
Exercised/canceled/other	(3,187,476)
Balance as of December 31, 2023	31,557,498
Granted	6,856,907
Addition of shares(i)	605,005
Exercised/canceled/other(ii)	(22,394,499)
Balance as of December 31, 2024	16,624,911

(i)	Total accrued shares correspond to the proportional number of dividends, interest on equity and reduction of equity eventually paid or credited by the Compass subsidiary to its shareholders between the date of the grant and the end of said vesting exercise.
(ii)	In August 2024, 100% of the provision for the “01/30/2024 - Invest Partners” plan and the first tranche of the “10/11/2021 - Invest III” plan was brought forward. The plans were settled in September 2024 and the advance provision amounted to R$14,585 considering principal and charges.

Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model

The weighted average fair value of the programs granted during December 31, 2024 and 2023 and the main assumptions used in applying the Black-Scholes and Binominal model were as follows:

		Average market price on the grant date	Interest rate	Volatility
Cosan S.A	12/31/2024 12/31/2023	13.54 16.82	N/A N/A	N/A N/A

Compass	12/31/2024 12/31/2023	45.29 42.21	N/A N/A	N/A N/A

Rumo (i)	12/31/2024 12/31/2023	23.37 21.87	10.41% 10.41%	25.84% 25.84%

Moove (ii)	12/31/2024 12/31/2023	66.97 105.98	4.05% 4.05%	42.85% 42.85%

(i)	Volatility was determined based on the historical volatility of the share price in the last thirty days prior to the grant date.
(ii)	Volatility was determined based on the historical volatility of the parent company's share price, since Moove is not yet publicly traded, taking as a measure the period proportional to the term of the plan.